UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     ---------------------------------------
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II


                         PERIMETER SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT                                              JANUARY 31, 2008








                                     [LOGO]

                                    PERIMETER

                             --CAPITAL MANAGEMENT --











                                      INVESTMENT ADVISER:

                                      PERIMETER CAPITAL MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================
                                TABLE OF CONTENTS
================================================================================

Shareholders' Letter ........................................................  1

Schedule of Investments .....................................................  3

Statement of Assets & Liabilities ........................................... 11

Statement of Operations ..................................................... 12

Statement of Changes in Net Assets .......................................... 13

Financial Highlights ........................................................ 14

Notes to Financial Statements ............................................... 15

Disclosure of Fund Expenses ................................................. 21

================================================================================





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-888-968-4964; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

January 31, 2008

Dear Shareholders:

The Perimeter Small Cap Growth Fund returned -8.03% over the last six months, trailing the -6.20% return of the Russell 2000 Growth Index. During this period, there was a heightened level of market volatility, largely attributable to the continued slowing in economic growth, the emergence of the sub-prime credit crisis, the widening impact of the housing collapse, and fears of recession reaching fervor levels. Additionally, several themes emerged in the markets over the last year, including 1) the shift from the value to growth style; 2) narrowing market breadth; and 3) a bias toward higher market cap, higher liquidity stocks.

There were two themes in particular that gained traction as 2007 came to a close to detract from performance. The first of these was the narrowing breadth in the market where fewer stocks advanced, while the majority of companies, regardless of fundamentals, began to decline in price. As the market copes with the headwinds mentioned above, investors flocked to the last bastions of growth, whether real or apparent. Very narrow markets, where strong performance is confined to a small subset of the economy, represents a type of market where our broad-based, diversified portfolio will under perform. The second theme was the market cap bias, where strong performance was confined to the largest and most liquid of the small caps. This latter factor acted as a headwind as the Perimeter Small Cap Growth Fund has remained true to its small cap identity, maintaining a lower market cap profile than that of the benchmark. Both themes weighed on relative performance as Perimeter experienced weak stock selection in 7 of 9 economic sectors over the last 5 months, particularly the Consumer Discretionary, Industrials, and Materials sectors. In addition, our overweight in Technology, the worst performing sector over this time frame, despite strong growth characteristics, hindered the fund's performance.

OUTLOOK

As mentioned above, several forces have roiled the markets over the last six months, such that only two out of nine economic sectors posted positive returns (Healthcare and Telecommunication Services) during this period. The two worst performing sectors were Technology and Consumer Discretionary. Technology suffered as the markets became more risk adverse due to the tightening credit markets and fears of a recession. Consumer Discretionary was weak due to pressures on the consumer given the housing collapse, sub-prime issues and high energy prices. In Technology, our current overweight may moderate in the months to come, but we expect to remain overweight as this sector pos-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

sesses some of the strongest relative earnings growth trends in the market. The bulk of our overweight in this sector comes from software providers that, on average, possess solid growth trends, high margins, and growing cash flow. Our current underweight in Consumer Discretionary should persist in the near term due to generally weak company fundamentals in the space, but continued Fed easing and peaking credit spreads could potentially set up a good buying opportunity later in the year for solid growth companies, particularly as consumers start to loosen up the purse strings.

The Healthcare sector was one of the lone bright spots in the market as the year came to a close. We have been working to increase our weight in Healthcare for most of the year as this sector, similar to Technology, possesses some of the best sustainable growth characteristics in a slowing economic environment.

There is no question that economic and corporate profit growth is slowing as evidenced by both the market's performance as well as actual company earnings reports over the last few quarters. It is these types of challenging markets where the Perimeter team remains focused and true to our discipline and process. Ultimately, the market rewards those companies that possess the strongest growth, highest quality earnings, and fundamentals that are sustainable and defensible. The Perimeter team remains diligently focused on identifying and investing in companies with the above characteristics for our investors.











THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

28.3% Information Technology

17.7% Health Care

15.3% Industrials

13.9% Consumer Discretionary

7.3% Energy

6.2% Financials

4.8% Consumer Staples

3.4% Materials

2.0% Exchange Traded Fund

0.6% Telecommunication Services

0.5% Cash Equivalent

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 83.1%**
--------------------------------------------------------------------------------

                                                             SHARES     VALUE
                                                             ------  ----------
CONSUMER DISCRETIONARY -- 11.9%
    Aeropostale* .........................................   25,417  $  715,997
    Aftermarket Technology* ..............................   16,785     426,507
    Amerigon* ............................................   24,281     415,691
    Asbury Automotive Group ..............................   23,485     333,017
    Capella Education* ...................................    5,280     333,062
    Charlotte Russe Holding* .............................   18,921     341,146
    Childrens Place Retail Stores* .......................   18,800     348,552
    Cooper Tire & Rubber .................................   24,260     414,118
    CROCS* ...............................................   10,500     365,295
    Deckers Outdoor* .....................................    1,370     166,099
    Dover Downs Gaming & Entertainment ...................   25,040     237,880
    Drew Industries* .....................................   16,680     451,861
    Fossil* ..............................................   12,360     419,993
    Interactive Data .....................................   18,550     537,022
    J Crew Group* ........................................   13,515     617,906
    Jack in the Box* .....................................   15,540     454,234
    Jarden* ..............................................   19,500     488,280
    Kimball International, Cl B ..........................   20,620     255,276
    Maidenform Brands* ...................................   29,380     364,312
    O'Charleys ...........................................   21,200     294,044
    PetMed Express* ......................................   30,100     371,735
    Phillips-Van Heusen ..................................    8,230     346,812
    Priceline.com* .......................................    2,994     324,909


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   -----------
CONSUMER DISCRETIONARY -- CONTINUED
    Red Robin Gourmet Burgers* ........................    7,455   $   260,030
    Shutterfly* .......................................   18,130       352,629
    Stage Stores ......................................   18,120       216,896
    Steiner Leisure* ..................................   12,300       457,437
    Texas Roadhouse, Cl A* ............................   31,940       385,516
    Warnaco Group* ....................................   13,470       483,438
    Wet Seal, Cl A* ...................................   57,850       176,443
    Winnebago Industries ..............................   14,991       315,710
                                                                   -----------
                                                                    11,671,847
                                                                   -----------

CONSUMER STAPLES - 4.1%
    Andersons .........................................   10,420       474,631
    Central European Distribution* ....................   12,261       644,561
    Darling International* ............................   34,770       403,332
    Elizabeth Arden* ..................................   20,100       403,005
    Flowers Foods .....................................   20,885       501,240
    Hain Celestial Group* .............................   17,510       472,770
    Ingles Markets, Cl A ..............................   12,748       296,901
    Longs Drug Stores .................................    9,400       432,494
    Spartan Stores ....................................   20,600       362,148
                                                                   -----------
                                                                     3,991,082
                                                                   -----------

ENERGY - 6.2%
    Alon USA Energy ...................................   14,380       261,716
    Bill Barrett* .....................................   13,150       549,275
    Cano Petroleum* ...................................   47,500       278,825
    Comstock Resources* ...............................   16,500       523,050
    Core Laboratories* ................................    3,050       343,735
    Encore Acquisition* ...............................   11,960       389,896
    Gulfmark Offshore* ................................   12,300       514,386
    Hercules Offshore* ................................   18,355       423,083
    Hornbeck Offshore Services* .......................    9,190       355,469
    Massey Energy .....................................    9,340       347,261
    Natural Gas Services Group* .......................   20,924       361,985
    Oil States International* .........................      380        13,323
    Parker Drilling* ..................................   43,280       300,796
    Petroquest Energy* ................................   44,023       568,777

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OFTHE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   -----------
ENERGY -- CONTINUED
    T-3 Energy Services, Cl 3* ........................    9,630   $   433,254
    Western Refining ..................................   21,650       462,228
                                                                   -----------
                                                                     6,127,059
                                                                   ------------

FINANCIALS - 5.3%
    City Bank .........................................    4,720       103,368
    eHealth* ..........................................   10,030       262,686
    Ezcorp, Cl A* .....................................   40,730       537,636
    FBL Financial Group, Cl A .........................    8,079       266,203
    Fpic Insurance Group* .............................   10,600       446,366
    Green Bankshares ..................................   10,600       222,070
    Harleysville Group ................................   12,272       437,497
    Infinity Property & Casualty ......................   10,533       419,951
    IPC Holdings ......................................   13,370       344,010
    Platinum Underwriters Holdings ....................   15,300       516,375
    ProAssurance* .....................................    8,400       484,680
    RLI ...............................................    9,400       530,160
    SVB Financial Group* ..............................    7,285       352,594
    United Community Banks ............................   12,000       231,720
    Western Alliance Bancorp* .........................    3,141        50,413
                                                                   -----------
                                                                     5,205,729
                                                                   -----------

HEALTH CARE - 15.0%
    Albany Molecular Research* ........................   45,600       490,656
    Amsurg, Cl A* .....................................   15,750       405,720
    Applera - Celera Group* ...........................   14,666       224,683
    BioScrip* .........................................   33,440       259,494
    Bruker BioSciences* ...............................   46,181       473,355
    Cubist Pharmaceuticals* ...........................   24,000       407,760
    eResearchTechnology* ..............................   46,615       453,098
    Haemonetics* ......................................    3,000       179,520
    HMS Holdings* .....................................    3,890       122,924
    Hologic* ..........................................   10,786       694,187
    Icon ADR* .........................................    8,320       521,498
    Illumina* .........................................   11,036       702,993
    inVentiv Health* ..................................   20,028       658,721
    IRIS International* ...............................   15,720       282,017

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   -----------
HEALTH CARE - CONTINUED
    Kendle International* .............................   12,049   $   510,757
    LHC Group* ........................................   23,688       546,245
    Martek Biosciences* ...............................   12,410       353,685
    Myriad Genetics* ..................................    6,780       291,608
    Natus Medical* ....................................   39,000       670,800
    Obagi Medical Products* ...........................   23,215       345,439
    Oculus Innovative Sciences* .......................   35,046       152,100
    Parexel International* ............................    8,775       477,448
    PDL BioPharma* ....................................   32,626       487,106
    PharmaNet Development Group* ......................   12,177       496,334
    Phase Forward* ....................................   20,724       357,489
    Sciele Pharma* ....................................   24,227       579,510
    Somanetics* .......................................   17,520       469,536
    SurModics* ........................................   11,520       502,963
    Synovis Life Technologies* ........................   29,230       458,911
    Third Wave Technologies* ..........................   33,853       275,563
    TomoTherapy* ......................................   14,260       211,191
    United Therapeutics* ..............................    6,868       576,775
    Viropharma* .......................................   42,180       373,715
    Vivus* ............................................   23,480       142,289
    Zoll Medical* .....................................   24,140       643,572
                                                                   -----------
                                                                    14,799,662
                                                                   -----------

INDUSTRIALS -- 13.1%
    AAON ..............................................   20,780       369,884
    Aerovironment* ....................................   14,959       344,207
    Ameron International ..............................    6,213       558,238
    AZZ* ..............................................    1,012        34,175
    Barnes Group ......................................   17,583       468,587
    CBIZ* .............................................   54,188       509,909
    Celadon Group* ....................................   35,005       333,948
    Ceradyne* .........................................   13,552       652,529
    Columbus McKinnon* ................................    7,990       204,304
    Curtiss-Wright ....................................   10,935       455,989
    Ducommun* .........................................   11,710       370,036
    Dynamic Materials .................................    9,126       488,971
    EMCOR Group* ......................................   17,523       384,279

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   -----------
INDUSTRIALS - CONTINUED
    Encore Wire .......................................   20,565   $   343,024
    Esterline Technologies* ...........................   11,245       523,904
    Excel Maritime Carriers, Cl A .....................   12,695       483,172
    Exponent* .........................................   11,954       368,183
    Flow International* ...............................   36,947       344,346
    FTI Consulting* ...................................   12,545       693,864
    Furmanite* ........................................   11,789       117,890
    General Cable* ....................................    8,305       481,773
    GeoEye* ...........................................   11,810       412,878
    ICF International* ................................   13,526       350,459
    Integrated Electrical Services* ...................   10,977       148,519
    Mobile Mini* ......................................    9,105       138,396
    Moog, Cl A* .......................................   13,709       631,162
    TBS International, Cl A* ..........................    7,815       260,318
    Team* .............................................    9,095       273,305
    Teledyne Technologies* ............................   10,665       550,634
    Tennant ...........................................   14,232       469,514
    TransDigm Group* ..................................   12,430       514,353
    Valmont Industries ................................    2,875       240,637
    Waste Connections* ................................   10,910       318,136
    Waste Industries USA ..............................       59         2,134
                                                                   -----------
                                                                    12,841,657
                                                                   -----------

INFORMATION TECHNOLOGY - 24.1%
    Actuate* ..........................................   59,901       341,436
    Adtran ............................................   14,415       299,976
    Advanced Analogic Technologies* ...................   54,830       369,554
    Aladdin Knowledge Systems* ........................   16,798       354,606
    Anadigics* ........................................   30,360       303,296
    Ansys* ............................................   19,459       679,314
    Art Technology Group* .............................   67,420       270,354
    Aspen Technology* .................................   35,127       493,534
    Atheros Communications* ...........................   16,815       459,218
    Avici Systems .....................................   59,700       408,348
    Bankrate* .........................................    6,740       365,510
    Blue Coat Systems* ................................   15,787       424,197
    BluePhoenix Solutions* ............................   38,892       579,880

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   -----------
INFORMATION TECHNOLOGY - CONTINUED
    Bottomline Technologies* ..........................   41,355   $   535,961
    Cavium Networks* ..................................   11,180       213,650
    Ceragon Networks* .................................   37,338       339,402
    Cogent* ...........................................   45,365       447,299
    Comtech Telecommunications* .......................   13,155       589,344
    Cybersource* ......................................   27,100       453,925
    Digital River* ....................................   13,060       489,750
    Emcore* ...........................................   15,550       212,568
    EPIQ Systems* .....................................   22,718       335,090
    Euronet Worldwide* ................................   17,580       464,815
    FalconStor Software* ..............................   44,499       392,481
    FARO Technologies* ................................   17,175       410,139
    Flir Systems* .....................................   15,520       469,946
    Foundry Networks* .................................   37,920       523,296
    GigaMedia* ........................................   27,475       479,439
    Globecomm Systems* ................................   25,420       238,185
    Hutchinson Technology* ............................   25,616       403,964
    InterVoice* .......................................   48,615       315,997
    Interwoven* .......................................   42,366       536,777
    Jack Henry & Associates ...........................   16,805       413,067
    Macrovision* ......................................    8,281       139,038
    Manhattan Associates* .............................   14,250       353,258
    Mantech International, Cl A* ......................    9,070       370,963
    Mentor Graphics* ..................................   14,629       120,689
    Methode Electronics ...............................   28,390       344,087
    Microsemi* ........................................   17,500       397,600
    MicroStrategy, Cl A* ..............................    6,610       482,001
    Netlogic Microsystems* ............................   12,825       333,450
    Nice Systems ADR* .................................    8,937       273,562
    Nuance Communications* ............................   24,155       383,823
    Omniture* .........................................   13,340       329,765
    Oplink Communications* ............................   29,744       379,831
    Pericom Semiconductor* ............................   25,956       351,963
    Progress Software* ................................   15,916       469,840
    Quest Software* ...................................   35,486       530,516
    Radiant Systems* ..................................   39,322       478,156
    Rogers* ...........................................   11,591       361,755

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   -----------
INFORMATION TECHNOLOGY - CONTINUED
    Secure Computing* .................................   49,805   $   445,755
    Semtech* ..........................................   19,712       251,722
    Shanda Interactive Entertainment ADR*                 15,540       427,195
    SPSS* .............................................   15,089       498,691
    Standard Microsystems* ............................   10,277       307,488
    Synaptics* ........................................    7,076       187,514
    Taleo, Cl A* ......................................   22,143       467,882
    TriQuint Semiconductor* ...........................   56,891       269,663
    Ultimate Software Group* ..........................   17,417       471,130
    Vocus* ............................................   16,748       492,726
    Zoran* ............................................   13,832       163,218
                                                                   -----------
                                                                    23,697,599
                                                                   -----------

MATERIALS - 2.9%
    Aptargroup ........................................   12,269       462,787
    HB Fuller .........................................   15,105       313,580
    ICO* ..............................................   30,435       294,915
    Kaiser Aluminum ...................................    5,640       360,734
    Landec* ...........................................   32,500       302,900
    Schnitzer Steel Industries, Cl A ..................    7,020       397,753
    Sensient Technologies .............................   18,529       492,130
    Universal Stainless & Alloy* ......................    9,916       245,322
                                                                   -----------
                                                                     2,870,121
                                                                   -----------

TELECOMMUNICATION SERVICES - 0.5%
    Cbeyond* ..........................................   15,240       514,198
                                                                   -----------

    TOTAL COMMON STOCK
      (Cost $85,563,821) ..............................             81,718,954
                                                                   -----------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUND - 1.7%
--------------------------------------------------------------------------------
    iShares Russell 2000 Growth Index Fund
      (Cost $1,763,376) ...............................   22,200     1,686,756
                                                                   -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.4%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   -----------
CASH EQUIVALENT -- 0.4%
    Union Bank of California Money
      Market, 4.350% (A) (Cost $420,973) ..............  420,973   $   420,973
                                                                   -----------

    TOTAL INVESTMENTS-- 85.2%
      (Cost $87,748,170) ..............................            $83,826,683
                                                                   ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $98,364,911.
*    NON-INCOME PRODUCING SECURITY.
** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A)  THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF JANUARY 31, 2008.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL --  CLASS









    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
    Investments at Value (Cost $87,748,170) ....................   $ 83,826,683
    Receivable for Capital Shares Sold .........................     14,472,205
    Receivable for Investment Securities Sold ..................      1,497,392
    Prepaid Expenses ...........................................         14,889
    Dividends Receivable .......................................          8,022
                                                                    -----------
        TOTAL ASSETS                                                 99,819,191
                                                                    -----------

LIABILITIES:
    Payable for Investment Securities Purchased ................      1,193,468
    Payable for Capital Shares Redeemed ........................        152,618
    Payable due to Investment Adviser ..........................         33,398
    Payable due to Administrator ...............................          9,767
    Payable due to Trustees ....................................          3,055
    Chief Compliance Officer Fees Payable ......................          1,765
    Other Accrued expenses .....................................         60,209
                                                                   ------------
        TOTAL LIABILITIES ......................................      1,454,280
                                                                   ------------

NET ASSETS .....................................................   $ 98,364,911
                                                                   ============

NET ASSETS CONSIST OF:
    Paid-in Capital ............................................   $106,426,464
    Accumulated Net Investment Loss ............................       (302,810)
    Accumulated Net Realized Loss on Investments ...............     (3,837,256)
    Net Unrealized Depreciation on Investments .................     (3,921,487)
                                                                   ------------
NET ASSETS .....................................................   $ 98,364,911
                                                                   ============


Net Asset Value, Offering and Redemption Price Per Share -
    (unlimited authorization -- no par value)
    Investor Class ($98,364,911 / 9,413,052) ...................   $      10.45
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          PERIMETER SMALL
                                                            CAP GROWTH FUND
                                                            FOR THE PERIOD ENDED
                                                            JANUARY 31, 2008
                                                            (UNAUDITED)

================================================================================

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income ................................................   $    159,691
                                                                   ------------
        TOTAL INVESTMENT INCOME ................................        159,691
                                                                   ------------

EXPENSES
Investment Advisory Fees .......................................        324,657
Administration Fees ............................................         48,452
Shareholder Servicing Fees -- Investor Class ....................        17,964
Chief Compliance Officer Fees ..................................          4,540
Trustees' Fees .................................................          3,321
Transfer Agent Fees ............................................        104,722
Legal Fees .....................................................         16,606
Registration Fees ..............................................         10,756
Offering Costs (See Note 2) ....................................         10,318
Audit Fees .....................................................         10,137
Printing Fees ..................................................          7,564
Custodian Fees .................................................          2,535
Insurance and Other Expenses ...................................          3,848
                                                                    ------------
  TOTAL EXPENSES5                                                       565,420
                                                                    ------------

Less: Waiver of Investment Advisory Fees .......................        (88,029)
      Fees Paid Indirectly (See Note 4) ........................        (14,890)
                                                                   ------------
  NET EXPENSES .................................................        462,501
                                                                   ------------
NET INVESTMENT LOSS ............................................       (302,810)
                                                                   ------------
NET REALIZED LOSS ON INVESTMENTS ...............................     (3,750,053)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ..............................................     (4,346,324)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................     (8,096,377)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ (8,399,187)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


================================================================================

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                     ENDED                 PERIOD
                                                                                  JANUARY 31,               ENDED
                                                                                      2008                JULY 31,
                                                                                  (UNAUDITED)               2007*
                                                                                 ------------           ------------
OPERATIONS:
    Net Investment Loss ..................................................       $   (302,810)          $   (220,805)
    Net Realized Gain (Loss) on Investments ..............................         (3,750,053)             1,036,779
    Net Change in Unrealized Appreciation (Depreciation)
       on Investments ....................................................         (4,346,324)               424,837
                                                                                 ------------           ------------
    NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS .........................................         (8,399,187)             1,240,811
                                                                                 ------------           ------------

DISTRIBUTIONS:
    Net Realized Gain ....................................................           (903,177)                    --
                                                                                 ------------           ------------

CAPITAL SHARE TRANSACTIONS(1):
INVESTOR SHARES
    Issued ...............................................................         61,172,084(2)          54,788,386(2)
    Reinvestment of Distributions ........................................            891,668                     --
    Redeemed .............................................................         (7,496,168)            (2,929,606)
                                                                                 ------------           ------------

    NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........          54,567,684             51,858,780
                                                                                 ------------           ------------
        TOTAL INCREASE IN NET ASSETS .....................................         45,265,320             53,099,591
                                                                                 ------------           ------------

NET ASSETS:
Beginning of Period ......................................................         53,099,591                     --
                                                                                 ------------           ------------
End of Period ............................................................       $ 98,364,911           $ 53,099,591
                                                                                 ============           ============
Accumulated Net Investment Loss ..........................................       $   (302,810)          $         --
                                                                                 ============           ============

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).
*    COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  SIX MONTHS
                                                                    ENDED           PERIOD
                                                                  JANUARY 31,       ENDED
                                                                     2008           JULY 31,
                                                                 (UNAUDITED)         2007*
                                                                  ---------        ---------
Net Asset Value, Beginning of Period .........................    $   11.49        $   10.00
                                                                  ---------        ---------

Income from Operations:
    Net Investment Loss(1) ...................................        (0.05)           (0.08)(2)
    Net Realized and Unrealized Loss on Investments ..........        (0.86)            1.57 (2)
                                                                  ---------        ---------
Total from Operations ........................................        (0.91)            1.49
                                                                  ---------        ---------
Distributions:
    Net Realized Gain ........................................        (0.13)              --
                                                                  ---------        ---------
Net Asset Value, End of Period ...............................    $   10.45        $   11.49
                                                                  =========        =========
    TOTAL RETURN+ ............................................        (8.03)%          14.90%
                                                                  =========        =========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........................    $  98,365        $  53,100
Ratio of Expenses to Average Net Assets (including waivers,
   excluding fees paid indirectly) ...........................         1.32%**          1.38%**
Ratio of Expenses to Average Net Assets (including waivers
   and fees paid indirectly) .................................         1.28%**          1.29%**
Ratio of Expenses to Average Net Assets (excluding waivers
   and fees paid indirectly) .................................         1.57%**          2.11%**
Ratio of Net Investment Loss to Average Net Assets ...........        (0.84)%**        (0.79)%**
Portfolio Turnover Rate ......................................           82%              88%++


+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.
*    COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.
**   ANNUALIZED.
(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
(2) THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE NET INCOME, GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTION OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the Perimeter Small Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

At January 31, 2008, the Fund was comprised of Investor Shares and Institutional Shares. Institutional Class Shares were seeded but had not yet commenced operations as of January 31, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

         USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

         Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") desig-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

         nated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2008, there were no fair valued securities.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

         EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

         ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on September 29, 2006, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months beginning with inception. As of January 31, 2008, organization costs have been fully amortized.

         REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. For the period ended January 31, 2008, there were no redemptions fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

      0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $80,000 for the Fund's first year of operations and $100,000 per year thereafter. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2008, the Fund earned credits of $14,890, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Perimeter Capital Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. Effective January 1, 2008, the Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares and Investor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.00% and 1.25% of the Fund's average daily net assets, respectively. Prior to January 1, 2008, the Adviser had voluntarily agreed to limit the total expenses of the Investor Shares to 1.29% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice,

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective share class expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. At January 31, 2008, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $292,720.

6. SHARE TRANSACTIONS:

                                                                                                          SIX MONTHS
                                                                                       ENDED                PERIOD
                                                                                     JANUARY 31,            ENDED
                                                                                        2008               JULY 31,
                                                                                     (UNAUDITED)             2007*
                                                                                     ----------           ----------
SHARE TRANSACTIONS:
INVESTOR SHARES
    Issued ...................................................................        5,379,202(1)         4,868,357(1)
    Reinvestment of Distributions ............................................           76,934                   --
    Redeemed .................................................................         (662,755)            (248,686)
                                                                                     ----------           ----------
TOTAL INCREASE IN SHARES OUTSTANDING FROM
    SHARE TRANSACTIONS ........................................                       4,793,381            4,619,671
                                                                                      =========            =========


(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).
*    COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.


7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the period ended January 31, 2008 were $97,498,780 and $58,264,231, respectively. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

As of July 31, 2007, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income ..................................   $  903,173
Unrealized Appreciation ........................................      337,638
                                                                   ----------
Total Distributable Earnings ...................................   $1,240,811
                                                                   ==========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2008 were as follows:

                         AGGREGATE GROSS      AGGREGATE GROSS
           FEDERAL         UNREALIZED            UNREALIZED       NET UNREALIZED
           TAX COST       APPRECIATION          DEPRECIATION       DEPRECIATION
         -----------     ---------------      ---------------     --------------
         $87,748,170       $5,501,101           $(9,422,588)       $(3,921,487)


9. IN-KIND TRANSFERS:

During the period ended July 31, 2007 and the six months ended January 31, 2008, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their then current value on the date of the transaction.

            TRANSACTION DATE         SHARES ISSUED         VALUE
            ----------------         -------------       ---------
               09/29/06*                25,799           $  257,990
               12/17/07                413,007            4,592,639


* THESE SECURITIES WERE TRANSFERRED IN-KIND ON THE DATE THE FUND COMMENCED OPERATIONS.

10. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


================================================================================

11. NEW ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-------------------------------------- ---------------------- ---------------------- --------------------- --------------------
                                             BEGINNING               ENDING                                     EXPENSES
                                              ACCOUNT                ACCOUNT              ANNUALIZED              PAID
                                               VALUE                  VALUE                EXPENSE               DURING
                                             08/01/07               01/31/08                RATIOS               PERIOD*
------------------------------------------------------------- ---------------------- --------------------- --------------------
PERIMETER SMALL CAP GROWTH FUND -- INVESTOR CLASS
-------------------------------------- ---------------------- ---------------------- --------------------- --------------------
ACTUAL FUND RETURN                             $1,000.00              $  919.70              1.28%                  $6.19
HYPOTHETICAL 5% RETURN                          1,000.00               1,018.75              1.28                    6.51
-------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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



























                      [This page intentionally left blank.]

                                    ADVISER:
                        Perimeter Capital Management, LLC
                             Five Concourse Parkway
                                   Suite 2725
                                Atlanta, GA 30328


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103







          This information must be preceded or accompanied by a current prospectus for the Fund.






PCM-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

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ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     \s\ James F. Volk
                                              ------------------------
                                              James F. Volk, President

Date April 7, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     \s\ James F. Volk
                                              ------------------------
                                              James F. Volk, President

Date April 7, 2008

By (Signature and Title)*                     \s\ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson, Controller and CFO

Date April 7, 2008

* Print the name and title of each signing officer under his or her signature.